Significant Accounting Policies - Schedule of Third-Party Application Stores and Other Payment Channels Accounting Receivables (Detail) - Accounts Receivable [Member] - Credit Concentration Risk [Member]
	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Third-party Payment Channel A [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	40.00%	31.00%
Third-party Payment Channel B [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	22.00%	8.00%
Third-party Payment Channel C [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	15.00%	1.00%